WCM Focused International Growth Fund

Investor Class Shares (Ticker Symbol: WCMRX)

Institutional Class Shares (Ticker Symbol: WCMIX)

WCM Focused Emerging Markets Fund

Investor Class Shares (Ticker Symbol: WFEMX)

Institutional Class Shares (Ticker Symbol: WCMEX)

WCM Focused Global Growth Fund

Investor Class Shares (Ticker Symbol: WFGGX)

Institutional Class Shares (Ticker Symbol: WCMGX)

WCM International Small Cap Growth Fund

Institutional Class Shares (Ticker Symbol: WCMSX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated March 29, 2019, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated September 1, 2018, as amended.

Removal of Redemption Fees – All Funds

Effective May 1, 2019 (the “Effective Date”), the redemption fee for each of the WCM Focused International Growth Fund (the “International Growth Fund’), the WCM Focused Emerging Markets Fund (the “Emerging Markets Fund”), the WCM Focused Global Growth Fund (the “Global Growth Fund”), and the WCM International Small Cap Growth Fund (the “International Small Cap Fund”) will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus and SAI are deleted in their entirety.

*******

Reduction of Expense Limitation

As of the Effective Date, WCM Investment Management (the “Advisor”) has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Emerging Markets Fund, the Global Growth Fund and the International Small Cap Fund as follows:

	Investor Class Shares		Institutional Class Shares
Fund	Current	New	Current	New
Emerging Markets Fund	1.65%	1.50%	1.40%	1.25%
Global Growth Fund	1.40%	1.30%	1.15%	1.05%
International Small Cap Fund	N/A	N/A	1.40%	1.25%

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI.

The “Fees and Expenses of the Fund” section with respect to the Emerging Markets Fund beginning on page 6 of the Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.00%		1.00%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		1.01%		1.01%
Shareholder service fee	0.04%		0.04%
All other expenses	0.97%		0.97%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses [2]		2.27%		2.02%
Fees waived and/or expenses reimbursed [3]		(0.76%)		(0.76%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses [2,3]		1.51%		1.26%

1	The expense information in the table has been restated to reflect the current expense cap, effective May 1, 2019.
2	The “Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursements” do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$154	$477	$824	$1,802
Institutional Class	$128	$400	$692	$1,523

The “Fees and Expenses of the Fund” section with respect to the Global Growth Fund beginning on page 11 of the Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fees)		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.85%		0.85%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		1.19%		1.19%
Shareholder service fee	0.08%		0.08%
All other expenses	1.11%		1.11%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses [2]		2.30%		2.05%
Fees waived and/or expenses reimbursed [3]		(0.99%)		(0.99%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses [2,3]		1.31%		1.06%

1	The expense information in the table has been restated to reflect the current expense cap, effective May 1, 2019.
2	The “Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursements” do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$133	$415	$718	$1,579
Institutional Class	$108	$337	$585	$1,294

The “Fees and Expenses of the Fund” section with respect to the International Small Cap Fund beginning on page 18 of the Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None
Maximum deferred sales charge (load)		None
Wire fee		$20
Overnight check delivery fee		$25
Retirement account fees (annual maintenance fees)		$15

Annual Fund Operating Expenses¹ (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.00%
Distribution (Rule 12b-1) fee		None
Other expenses		10.35%
Shareholder service fee	0.07%
All other expenses	10.28%
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses [2]		11.36%
Fees waived and/or expenses reimbursed [3]		(10.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses [2,3]		1.26%

1	The expense information in the table has been restated to reflect the current expense cap, effective May 1, 2019.
2	The “Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursements” do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional Class	$128	$400	$692	$1,523

The table under “Fund Expenses” on page 34 of the Prospectus is deleted and replaced with the following:

	Investor Class	Institutional Class
WCM Focused International Growth Fund	1.50%	1.25%
WCM Focused Emerging Markets Fund	1.50%*	1.25%*
WCM Focused Global Growth Fund	1.30%**	1.05%**
WCM International Small Cap Growth Fund	N/A	1.25%***

*	With respect to the WCM Focused Emerging Markets Fund, effective May 1, 2019, the Advisor agreed to reduce the expense cap from 1.65% and 1.40% to 1.50% and 1.25% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively.
**	With respect to the WCM Focused Global Growth Fund, effective May 1, 2019, the Advisor agreed to reduce the expense cap from 1.40% and 1.15% to 1.30% and 1.05% of the average daily net assets of the Fund's Investor Class and Institutional Class shares, respectively.
***	With respect to the WCM International Small Cap Growth Fund, effective May 1, 2019, the Advisor agreed to reduce the expense cap from 1.40% to 1.25% of the average daily net assets of the Fund's Institutional Class shares.

The second paragraph under “Fund Expenses” on page B-32 of the SAI is deleted and replaced with the following:

The Advisor has contractually agreed, however, to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares, respectively, of the WCM Focused International Growth Fund; 1.50% and 1.25% of the average daily net assets of the Investor Class and Institutional Class shares, respectively, of the WCM Focused Emerging Markets Fund; 1.30% and 1.05% of the average daily net assets of the Investor Class and Institutional Class shares, respectively, of the WCM Focused Global Growth Fund; and 1.25% of the average daily net assets of the Institutional Class shares of the WCM International Small Cap Growth Fund. This agreement is effective until August 31, 2019, with respect to the WCM Focused International Growth Fund and August 31, 2028, with respect to the WCM Focused Emerging Markets Fund, the WCM Focused Global Growth Fund and WCM International Small Cap Growth Fund, and it may be terminated or amended prior to the end of the term with the approval of the Board. Prior to May 1, 2019, the Advisor limited expenses to 1.65% and 1.40% of the average daily net assets of the Investor Class and Institutional Class shares of the WCM Focused Emerging Markets Fund, respectively; 1.40% and 1.15% of the average daily net assets of the Investor Class and Institutional Class shares of the WCM Focused Global Growth Fund, respectively; and 1.40% of the average daily net assets of the Institutional Class shares of the WCM International Small Cap Growth Fund.

As of the Effective Date, all references in the Funds’ Prospectus and SAI to the expense limitation arrangements are revised as indicated above.

Please retain this Supplement with your records.